Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings And Financing
Schedule of debt breakdown

	Weighted average rate	2023	2022

Debentures and promissory note
Debentures, certificate of agribusiness receivables and promissory notes (note 17.4)	CDI + 1.60% per year	3,350	2,679
		3,350	2,679

Borrowings and financing
Local currency
Working capital	CDI + 1.84% per year	1,753	2,721
Working capital	TR + 9.80 % per year	7	9
Swap contracts (note 17.7)	CDI – 0.11% per year	(1)	-
Unamortized borrowing costs		(6)	(7)
		1,753	2,723
Foreign currency (note 17.5)
Working capital	USD + 1.87% per year	142	403
Swap contracts (note 17.7)	CDI + 1.20% per year	28	58

		170	461
Total		5,273	5,863

Non-current assets		1	-
Current liabilities		972	1,001
Non-current liabilities		4,302	4,862

Schedule of changes in borrowings

At December 31, 2022	5,863
Additions	1,718
Accrued interest	952
Accrued swap	26
Mark-to-market	42
Monetary and exchange rate changes	(19)
Borrowing cost	15
Interest paid	(729)
Payments	(1,375)
Swap paid	(68)
Deconsolidation Éxito	(1,361)
Foreign currency translation adjustment	209
At December 31, 2023	5,273

At December 31, 2021	9,051
Additions	1,545
Accrued interest	971
Accrued swap	76
Mark-to-market	(4)
Monetary and exchange rate changes	(29)
Borrowing cost	13
Interest paid	(755)
Payments	(3,852)
Swap paid	(54)
Liabilities related to assets held for sale or distribution	(851)
Foreign currency translation adjustment	(248)
At December 31, 2022	5,863

Schedule of maturity of non-current borrowings and financing

Year

From 1 to 2 years	1,872
From 2 to 3 years	1,422
From 3 to 4 years	260
From 4 to 5 years	637
After 5 years	138
Subtotal	4,329

Unamortized borrowing costs	(28)
Total	4,301

Schedule of debentures, promissory note and certificate of agribusiness receivables

				Date				Consolidated
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in reais)	12.31.2023	12.31.2022

18th Issue of Debentures – CBD (1st series) (*)	No preference	980	952,670	05/14/21	05/10/26	CDI + 1.70% per year	1,017	969	1,000
18th Issue of Debentures – CBD (2nd series) (*)	No preference	520	520,000	05/14/21	05/10/28	CDI + 1.95% per year	1,018	529	531
5th Issue of Promissory Notes – CBD (1st series)	No preference	500	500	07/30/21	07/30/25	CDI + 1.55% per year	1,354,095	677	590
5th Issue of Promissory Notes – CBD (2nd series)	No preference	500	500	07/30/21	07/30/26	CDI + 1.65% per year	1,357,304	679	591
19th Issue of Debentures – CBD (1st series)	No preference	377	376,616	02/24/23	02/11/28	CDI + 1.00% per year	1,050	395	-
19th Issue of Debentures – CBD (2nd series)	No preference	123	123,384	02/24/23	02/13/30	CDI + 1.20% per year	1,120	138	-
Borrowing cost								(37)	(33)
								3,350	2,679

Current liabilities								31	21
Non-current liabilities								3,319	2,658

(*)	Each series of the 18th issue matures in two installments, with the 1st series maturing on 05/10/25 and 05/10/26 and the 2nd series on 05/10/27 and 05/10/28.